Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio
Investor Class
April 30, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
VCI-INV-SUSTK-0826-103 1.9886518.103	August 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio
Initial Class
April 30, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
VCII-SUSTK-0826-103 1.9886536.103	August 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio
Service Class 2
April 30, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
VCI-SC2-SUSTK-0826-101 1.9911399.101	August 27, 2026